Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (21,279)	€ (20,686)	€ (20,723)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(15,786)	(13,612)	(14,031)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	309	(97)	(322)
Venezuelan bolivar
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,253)	(3,686)	(3,734)
Argentine peso
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(1,112)	(2,011)	(1,364)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (1,437)	€ (1,280)	€ (1,272)